Secured Convertible Notes Payable and Common Stock Purchase Warrants - Schedule of Inputs Used to Value the Series D Warrants (Detail)	Jun. 30, 2018	Dec. 31, 2017
Expected Life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)	5 years
Expected Life [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)	3 months 29 days	9 months 25 days
Expected Life [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)	6 years 4 months 24 days	4 years 10 months 17 days
'Expected Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1.9410
'Expected Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1.3269	1.3088
'Expected Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	3.7200	2.6692
Risk-free Interest Rates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0278
Risk-free Interest Rates [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0199	0.0168
Risk-free Interest Rates [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0292	0.0206
Series D-1 Warrants [Member] | Expected Life [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)	5 years 6 months
Series D-1 Warrants [Member] | 'Expected Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	2.1500
Series D-1 Warrants [Member] | Risk-free Interest Rates [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0213
Series D-2 [101-113] Warrants [Member] | Expected Life [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)	6 years 6 months
Series D-2 [101-113] Warrants [Member] | 'Expected Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	3.8900
Series D-2 [101-113] Warrants [Member] | Risk-free Interest Rates [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0230